Annual Total Returns- Vanguard Developed Markets Index Fund (ETF) [BarChart] - ETF - Vanguard Developed Markets Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(12.57%)	18.60%	22.12%	(5.71%)	(0.21%)	2.51%	26.44%	(14.47%)	22.08%	10.29%